Trade Payables And Accrued Liabilities	12 Months Ended
Dec. 31, 2021
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Trade Payables And Accrued Liabilities
NOTE 11 - TRADE PAYABLES AND ACCRUED LIABILITIES

	December 31, 2021	December 31, 2020

Trade payables	$5,591,316	$5,903,789

Accrued liabilities	5,398,389	4,795,742

Interest payable	233,854	425,054

Mastercard facility (Note 13)	296,669	600,590

Due to related parties (Note 28)	265,074	846,228

Income taxes payable	266,753	21,752

Indirect taxes payable	150,577	242,703

Other	218,677	88,398

Total trade payables and accrued liabilities	$12,421,309	$12,924,256